12. INCOME TAXES (Details) (USD $)	3 Months Ended		12 Months Ended		32 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Federal:
Current
Deferred			1,209,000	821,450
Federal Income Tax Expense (Benefit)			1,209,000	821,450
State and local:
Current
Deferred			187,000	127,000
State and Local Income Tax Expense (Benefit)			187,000	127,000
Change in valuation allowance			(1,396,000)	(948,450)
Income tax provision (benefit)